Trade and other payables	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Trade and other payables	14. Trade and other payables

	June 30, 2022	December 31, 2021
	€	€
Trade payables	3,681,792	2,125,511
Tax and social security liabilities	487,163	365,061

	4,168,955	2,490,572